Income Taxes - Schedule of Income Tax Benefit (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Income tax benefit at federal statutory tax rate			$ (6,412)	$ (4,643)	$ (37,160)
Less: Income tax (benefit) expense at federal statutory tax rate for LLC entities			(9,908)	(2,272)	32,801
State and local income taxes			(2,389)	(224)	130
Permanent differences			2,147	(129)	(411)
Goodwill impairment					1,046
Valuation allowance				1,693	729
Other			(1,701)	(1,408)	218
Income tax benefit	$ (9,205)	$ (9,813)	$ (18,263)	$ (6,983)	$ (2,647)